Retirement Plans, Postretirement and Postemployment Benefits - Schedule of Amounts Recognized on Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Current pension and postretirement benefits	$ (8,992)	$ (11,092)
Noncurrent pension, postretirement and postemployment benefits	(120,994)	(230,137)
Net amount recognized at end of year	(129,986)	(241,229)
Current pension and postretirement benefits	(950)	(2,560)
Noncurrent pension, postretirement and postemployment benefits	(12,343)	(12,787)
Net amount recognized at end of year	$ (13,293)	$ (15,347)